PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Weighted Average
December 31,	Depreciation Rate	2012	2011
(millions of Canadian dollars)
Liquids Pipelines
Pipeline	2.6%	8,249	7,538
Pumping equipment, buildings, tanks and other[1]	3.1%	5,094	5,017
Land and right-of-way	2.4%	225	232
Under construction	-	1,675	1,111
		15,243	13,898
Accumulated depreciation		(3,432)	(3,170)
		11,811	10,728
Gas Distribution
Gas mains, services and other	4.3%	7,583	6,846
Land and right-of-way	2.5%	79	79
Under construction	-	102	137
		7,764	7,062
Accumulated depreciation		(1,912)	(1,419)
		5,852	5,643
Gas Pipelines, Processing and Energy Services
Pipeline	4.6%	544	568
Wind turbines, solar panels and other[1]	4.9%	519	781
Land and right-of-way	4.9%	6	7
Under construction	-	1,477	512
		2,546	1,868
Accumulated depreciation		(350)	(213)
		2,196	1,655
Sponsored Investments
Pipeline	3.0%	6,890	6,600
Pumping equipment, buildings, tanks and other[1]	3.3%	4,787	3,792
Wind turbines, solar panels and other[1]	4.0%	1,544	1,074
Land and right-of-way	2.4%	642	611
Under construction	-	2,002	913
		15,865	12,990
Accumulated depreciation		(2,770)	(2,213)
		13,095	10,777
Corporate
Other	9.4%	105	71
Under construction	-	296	230
		401	301
Accumulated depreciation		(37)	(30)
		364	271
		33,318	29,074

1                  In December 2012, wholly-owned subsidiaries of Enbridge sold two crude oil storage and three renewable energy assets to the Fund. As a result, at December 31, 2012, $599 million and $338 million of Property, plant and equipment were reclassified from Liquids Pipelines and Gas Pipelines, Processing and Energy Services, respectively, to Sponsored Investments. The December 31, 2011 balances of $600 million and $354 million, in Liquids Pipelines and Gas Pipelines, Processing and Energy Services, respectively, have not been reclassified for presentation purposes.